Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term benefits	₩ 163,545	₩ 190,253	₩ 199,608
Long-term benefits	3,056	9,858	9,641
Retirement benefits	24,829	29,261	38,934
Compensation to key management	₩ 191,430	₩ 229,372	₩ 248,183